CONSOLIDATED STATEMENT OF CASH FLOWS - (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Interest costs capitalised	$ 798	$ 662	$ 468
Total interest paid	$ 1,463	1,553	$ 1,510
Equity securities | Ørsted A/S
Disclosure of other provisions [line items]
Percentage of shares acquired in equity security	10.00%
Consideration paid	$ 900	$ 2,500